Interest-Bearing Loans and Borrowings - Summary of Redemption in Outstanding Principal Amount of Notes (Detail) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
3.650% Notes due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Feb. 09, 2022
Issuer	ABIFI
Title of series of notes issued exchanged percentage	3.65%
Title of series of notes issued exchanged due maturity period	Notes due 2026
Currency	USD
Aggregate principal amount outstanding	$ 1,633
Principal amount redeemed	$ 1,633
4.915% Notes due 2046 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Mar. 01, 2022
Issuer	ABIFI
Title of series of notes issued exchanged percentage	4.915%
Title of series of notes issued exchanged due maturity period	Notes due 2046
Currency	USD
Aggregate principal amount outstanding	$ 1,470
Principal amount redeemed	$ 1,470